CREDIT ARRANGEMENTS (Details)			12 Months Ended
	Jun. 26, 2018 USD ($) extension	Jul. 01, 2015 USD ($)	Jun. 29, 2018 USD ($)	Jun. 30, 2017 USD ($)
Line of Credit Facility [Line Items]
Short term borrowings under commercial paper			$ 75,000,000	$ 75,000,000
Revolving Credit Facility | 2018 Credit Facility
Line of Credit Facility [Line Items]
Value of senior unsecured revolving credit arrangement	$ 1,000,000,000
Term of senior unsecured revolving credit agreement	5 years
Sub-limit for swingline loans	$ 70,000,000
Sub-limit for letters of credit	175,000,000
Foreign currency sub-limit	200,000,000
Provision for maximum amount of commitments	500,000,000
Provision for maximum amount of credit extensions	$ 1,500,000,000.0
Unused commitment fee percentage	0.20%
Payment failures on other debt which can trigger an event of default	$ 100,000,000
Amount of unsatisfied final judgment or orders considered an event of default	100,000,000
Amount of certain ERISA liability incurrence considered an event of default	$ 100,000,000
Period to request extension of maturity date in event of default	45 days
Maturity date extension period in event of default	1 year
Number of extension periods per calendar year in event of default | extension	1
Number of extension periods in event of default | extension	2
Borrowings outstanding			0
Short term borrowings under commercial paper			75,000,000
Revolving Credit Facility | 2018 Credit Facility | Maximum
Line of Credit Facility [Line Items]
Unused commitment fee percentage	0.30%
Maximum allowable percentage of consolidated total indebtedness to total capital	0.65
Revolving Credit Facility | 2018 Credit Facility | Minimum
Line of Credit Facility [Line Items]
Unused commitment fee percentage	0.125%
Revolving Credit Facility | 2018 Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Rate divisor percentage	1.00%
Revolving Credit Facility | 2018 Credit Facility | Eurodollar
Line of Credit Facility [Line Items]
Interest rate margin	1.50%
Interest rate margin, base rate	1.00%
Interest rate margin, initial rate	0.50%
Revolving Credit Facility | 2018 Credit Facility | Eurodollar | Maximum
Line of Credit Facility [Line Items]
Interest rate margin	2.00%
Interest rate margin, initial rate	1.00%
Revolving Credit Facility | 2018 Credit Facility | Eurodollar | Minimum
Line of Credit Facility [Line Items]
Interest rate margin	1.125%
Interest rate margin, initial rate	0.125%
Revolving Credit Facility | 2018 Credit Facility | NYFRB
Line of Credit Facility [Line Items]
Interest rate margin, base rate	0.50%
Revolving Credit Facility | 2015 Credit Facility
Line of Credit Facility [Line Items]
Value of senior unsecured revolving credit arrangement		$ 1,000,000,000
Term of senior unsecured revolving credit agreement		5 years
Unamortized debt issuance costs recognized as loss on extinguishment of debt			$ 1,000,000